Organization and Nature of Operations	12 Months Ended
Dec. 31, 2020
Organization and Nature of Operations
Organization and Nature of Operations

Note 1. Organization and Nature of Operations

Osmotica Pharmaceuticals plc, an Irish public limited company (the “Company”), together with its subsidiaries, is a specialty pharmaceutical company focused on the development and commercialization of products that target markets with underserved patient populations. In July 2020, the Company received regulatory approval from the FDA for RVL-1201, or Upneeq, (oxymetazoline hydrocholoride ophthalmic solution, 0.1%), for the treatment of acquired blepharoptosis, or droopy eyelid, in adults. Upneeq was commercially launched September 2020 to a limited number of eye care professionals with commercialization operations expanded in 2021 among ophthalmology, optometry and oculoplastic specialties.

On June 24, 2021, the Company entered into an agreement for the divestiture of the Company’s portfolio of branded and non-promoted products and its Marietta, Georgia manufacturing facility (the “Legacy Business”) to certain affiliates of Alora Pharmaceuticals, or Alora, for total consideration of approximately $111 million subject to certain customary post- closing adjustments, and up to $60 million in contingent milestone payments. The divestiture of the Legacy Business closed on August 27, 2021. Pursuant to the agreement the Company retained the rights to Upneeq and to arbaclofen extended release tablets which is under development for the treatment of spasticity in multiple sclerosis. Following the divestiture of the Legacy Business the primary focus of the Company is on the commercialization and development of specialty pharmaceuticals in the ocular and aesthetics therapeutic areas.

With the divestiture of the Legacy Business the Company’s commercial operations will be conducted by its wholly-owned subsidiaries, RVL Pharmaceuticals, Inc. and RVL Pharmacy, LLC, or RVL. RVL operates pharmacy operations dedicated to the processing and fulfillment of prescriptions for Upneeq.